Mezzanine Equity	12 Months Ended
Dec. 31, 2013
MEZZANINE EQUITY [Abstract]
Mezzanine Equity

19. MEZZANINE EQUITY

On May 11, 2011, the Company, through Gamease, acquired 68.258% of the equity interests of 7Road and began to consolidate 7Road’s financial statements on June 1, 2011.

Mezzanine Equity consists of non-controlling interest in 7Road and a put option pursuant to which the non-controlling shareholders will have the right to put their equity interests in 7Road to the Company at a pre-determined price if 7Road achieves specified performance milestones before the expiry of the put option and 7Road does not complete an initial public offering on NASDAQ, the New York Stock Exchange or The Stock Exchange of Hong Kong. The put option will expire in 2014. Since the occurrence of the sale is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculates, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the 7Road acquisition to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of 7Road based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the higher of (i) and (ii).

On May 1, 2013, Changyou entered into an agreement to acquire all of the ordinary shares of 7Road Cayman held by the non-controlling shareholders. The acquisition closed on June 5, 2013. Under ASC 810-10, changes in a parent’s ownership interest while the parent retains control of its subsidiary are accounted for as equity transactions, and do not impact net income or comprehensive income in the consolidated financial statements. Following the closing of the acquisition, $2.4 million, representing the excess of the amount of the mezzanine-classified non-controlling interest in 7Road Cayman over the purchase price as of the closing date, was recorded in the equity accounts.

For the year ended December 31, 2013, an accretion charge of $17.8 million, compared to $11.2 million for the year ended December 31, 2012, was recorded as net income attributable to the mezzanine classified non-controlling interest shareholders in the statements of comprehensive income.